Apr. 02, 2019
DDJ Opportunistic High Yield Fund

ALPS SERIES TRUST

DDJ Opportunistic High Yield Fund

Supplement dated April 2, 2019 to the
Prospectus dated January 28, 2019

Effective April 2, 2019, the benchmark for the DDJ Opportunistic High Yield Fund (the “Fund”) will change as follows:

Former Benchmark	New Benchmark
ICE BofA Merrill Lynch U.S. Non-Financial High Yield Index	ICE BofA Merrill Lynch U.S. High Yield Index

The former benchmark is a subset of the new benchmark. The former benchmark excludes all securities of financial issuers.

The new benchmark is maintained by ICE BofA Merrill Lynch and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

DDJ Capital Management, LLC (the “Adviser”) believes that the new benchmark is a more appropriate benchmark for the Fund as it is more representative of the broad high yield market against which potential investors in the Fund typically measure high yield mutual funds, including the Fund.

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Investors Should Retain This Supplement for Future Reference